Fair Value Measurement - Assets and liabilities measured at fair value on a nonrecurring basis (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement
Impairment charges for the equity investment	¥ 20,900,000	¥ 0
Impairment loss on goodwill	¥ 0	¥ 0